Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Entity Central Index Key	0001595386
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000138493 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Class Name	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Trading Symbol	PDBC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$50	0.51%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.51%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, commodities performed negatively, pressured by losses in both the Fund's energy and the Fund's agriculture commodities, but partially offset by gains in the Fund's metals. Energy was pressured by expectations for ample supplies and Chinese demand concerns, while precious metals rallied on strong central bank demand. Interest income from the Fund's collateral holdings also added positive performance.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned (3.93)%. During the same time period, the DBIQ Optimum Yield Diversified Commodity Index Excess Return returned (8.19)%.
What contributed to performance?
Commodity Sector |  Metals were the largest contributor, led by gains in Gold, Copper, and Silver.
What detracted from performance?
Commodity Sector |  Energy was the top detractor, led by losses in Natural Gas and NY Harbor Ultra Low Sulfur Diesel (ULSD).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/07/14)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF — NAV Return	(3.93)%	9.45%	1.06%
MSCI ACWI (Net)	32.79%	11.08%	9.11%
Bloomberg Global Aggregate Index	9.55%	(1.64)%	0.30%
DBIQ Optimum Yield Diversified Commodity Index Excess Return	(8.19)%	7.71%	0.26%
DBIQ Optimum Yield Diversified Commodity Index Total Return	(3.25)%	10.37%	2.01%

Performance Inception Date	Nov. 07, 2014
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the DBIQ Optimum Yield Diversified Commodity Index Excess Return to the MSCI ACWI (Net) and Bloomberg Global Aggregate Index to reflect that the MSCI ACWI (Net) and Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,523,846,501
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 24,533,892
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$4,523,846,501
Total number of portfolio holdings	27
Total advisory fees paid	$24,533,892

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Risk allocation by sector*
(% of net assets)
Energy	51.9%
Agriculture	19.0%
Precious Metals	14.9%
Base Metals	14.2%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)

C000234823 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Class Name	Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Trading Symbol	EVMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF	$43	0.45%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.45%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, electric vehicle metals performed negatively with all commodities represented in the S&P GSCI Electric Vehicle Metals Excess Return Index moving lower moving lower except for aluminum and copper. Prices were pressured by concerns on China's recovery and increased supply outlooks. Interest income from the Fund's collateral holdings added some positive performance.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned (10.70)%. During the same time period, the S&P GSCI Electric Vehicle Metals Excess Return Index returned (17.06)%.
What contributed to performance?
Positions |  Copper contracts, followed by Aluminum contracts.
What detracted from performance?
Positions |  Lithium contracts, followed by Nickel and Cobalt contracts, respectively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (04/27/22)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF — NAV Return	(10.70)%	(21.09)%
MSCI ACWI (Net)	32.79%	12.01%
Bloomberg Global Aggregate Index	9.54%	(0.26)%
S&P GSCI Electric Vehicle Metals Excess Return Index	(17.06)%	(25.72)%
S&P GSCI Electric Vehicle Metals Total Return Index	(12.59)%	(22.24)%

Performance Inception Date	Apr. 27, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P GSCI Electric Vehicle Metals Excess Return Index to the MSCI ACWI (Net) and Bloomberg Global Aggregate Index to reflect that the MSCI ACWI (Net) and Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 7,814,473
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 39,676
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$7,814,473
Total number of portfolio holdings	11
Total advisory fees paid	$39,676

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Risk allocation by base metal*
(% of net assets)
Nickel	34.0%
Aluminum	25.0%
Copper	21.2%
Cobalt	9.1%
Iron Ore	6.2%
Lithium	4.5%
* Based on notional value of futures contracts.
Security type allocation
(% of net assets)

C000237566 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Agriculture Commodity Strategy No K-1 ETF
Class Name	Invesco Agriculture Commodity Strategy No K-1 ETF
Trading Symbol	PDBA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Agriculture Commodity Strategy No K-1 ETF (the “Fund”) for the period November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Agriculture Commodity Strategy No K-1 ETF	$48	0.43%†
†	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2024, agricultural commodities overall performed positively, though gains came from soft commodities, cocoa and coffee, which rallied on persistent supply concerns. On the other hand, grains posted negative performance due to ample supplies and uncompetitive U.S. prices. Interest income from the Fund's collateral holdings added some positive performance.
• For the fiscal year ended October 31, 2024, on a net asset value ("NAV") basis, the Fund returned 20.98%. During the same time period, the DBIQ Diversified Agriculture Index Excess Return returned 15.51%.
What contributed to performance?
Positions |  Cocoa contracts, followed by Coffee contracts.
What detracted from performance?
Positions |  Corn contracts, followed by Soybean, Sugar and Wheat contracts, respectively.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (08/24/22)
Invesco Agriculture Commodity Strategy No K-1 ETF — NAV Return	20.98%	13.03%
MSCI ACWI (Net)	32.79%	15.07%
Bloomberg Global Aggregate Index	9.55%	1.92%
DBIQ Diversified Agriculture Index Excess Return	15.51%	8.30%
DBIQ Diversified Agriculture Index Total Return	21.72%	13.81%
S&P GSCI Agriculture Index - TR	(7.12)%	(6.22)%

Performance Inception Date	Aug. 24, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
- Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the DBIQ Diversified Agriculture Index Excess Return to the MSCI ACWI (Net) and Bloomberg Global Aggregate Index to reflect that the MSCI ACWI (Net) and Bloomberg Global Aggregate Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 40,388,153
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 127,689
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2024)
Fund net assets	$40,388,153
Total number of portfolio holdings	15
Total advisory fees paid	$127,689

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2024)
Risk allocation by agriculture commodity*
(% of net assets)
Cocoa	25.2%
Coffee	14.4%
Live Cattle	11.4%
Sugar	9.1%
Lean Hogs	8.3%
Soybeans	8.3%
Corn	8.1%
Wheat	4.6%
KC Wheat	4.5%
Feeder Cattle	3.9%
Cotton	2.2%
*Based on notional value of futures contracts.
Security type allocation
(% of net assets)

[1]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[2]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.
[3]	Reflects fee waivers and /or expense reimbursements, without which expenses would have been higher.